Fair Value Measurements - Nonrecurring Fair Value Inputs (Details) - Nonrecurring - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Market Comparables | Minimum
Fair Value Inputs [Abstract]
OREO discount	7.00%	0.00%
Cost to sell	8.00%	7.00%
Market Comparables | Maximum
Fair Value Inputs [Abstract]
OREO discount	55.00%	28.00%
Cost to sell	45.00%	14.00%
Instruments backed by residential real estate assets
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	$ 2,739	$ 4,636
Instruments backed by residential real estate assets | Market Comparables | Weighted Average
Fair Value Inputs [Abstract]
OREO discount	20.00%	8.00%
Cost to sell	10.00%	8.00%